Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance as of December 31, 2019 and 2018 is as follows:

	December 31,
	2019	2018
Issued and Outstanding:
Stock options	4,334,935	3,476,847
Warrants for common stock	66,514	67,238
Shares reserved for issuance under the ESPP	486,855	326,178
Shares reserved for future award grants	543,284	451,063